Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2021	Dec. 31, 2020
Statement Of Financial Position [Abstract]
Preferred stock, shares authorized	540,000,000	540,000,000
Preferred stock, shares issued	0	0
Common stock, nominal value	€ 1.04	€ 1.04
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	911,276,920	911,239,420
Common stock, shares outstanding	906,518,057	905,415,002